Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of earnings (loss) per ordinary shares

	2021 Earnings US$m	2021 Weighted average number of shares (millions)	2021 Per share amount (cents)	2020 Earnings US$m	2020 Weighted average number of shares (millions)	2020 Per share amount (cents)
Basic earnings per share attributable to ordinary shareholders of Rio Tinto(a)	21,094	1,618.4	1,303.4	9,769	1,617.4	604.0
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto(b)	21,094	1,628.9	1,295.0	9,769	1,628.6	599.8

	2019 Earnings US$m	2019 Weighted average number of shares (millions)	2019 Per share amount (cents)
Basic earnings per share attributable to ordinary shareholders of Rio Tinto(a)	8,010	1,630.1	491.4
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto(b)	8,010	1,642.1	487.8
(a)The weighted average number of shares is calculated as the average number of Rio Tinto plc shares outstanding not held as treasury shares of 1,247.4 million (2020: 1,246.5 million; 2019: 1,259.4 million) plus the average number of Rio Tinto Limited shares outstanding of 371.0 million (2020: 370.9 million; 2019: 370.7 million) over the relevant period. There were no cross holdings of shares between Rio Tinto Limited and Rio Tinto plc at 31 December 2021 (31 December 2020: nil).
(b)For the purposes of calculating diluted earnings per share, the effect of dilutive securities of 10.5 million shares in 2021 (2020: 11.2 million; 2019: 12.0 million) is added to the weighted average number of shares described in (a) above. This effect is calculated under the treasury stock method, in accordance with IAS 33 “Earnings per Share”. The Group’s only potential dilutive ordinary shares are share awards for which terms and conditions are described in note 41.